Consolidated Statements of Stockholders' Deficit - USD ($)	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2017		$ 33,661	$ 3,566,339	$ (4,868,454)	$ (403,937)	$ (1,672,391)
Beginning Balance, Shares at Dec. 31, 2017		33,661,388
Acquisition of State, LLC				(33,805)	33,805
Net loss				(4,394,149)		(4,394,149)
Ending Balance at Dec. 31, 2018		$ 33,661	3,566,339	(9,296,408)	(370,132)	(6,066,540)
Ending Balance, shares at Dec. 31, 2018		33,661,388
Purchase Accounting entries due to the purchase transaction	$ 9	$ 24,717	6,442,182			6,466,908
Purchase Accounting entries due to the purchase transaction, shares	9,250	24,717,217
Adjustment for assets and liabilities not included in purchase transaction				5,244,780		5,244,780
Issuance of common stock in connection with private placement offering		$ 17,000	4,200,946			4,217,946
Issuance of common stock in connection with private placement offering, shares		17,000,000
Issuance of warrants in connection with private placement offering			2,565,638			2,565,638
Issuance of common stock pursuant to conversion of short-term debt		$ 750	225,187			225,937
Issuance of common stock pursuant to conversion of short-term debt, shares		750,000
Issuance of warrants pursuant to conversion of short-term debt			74,063			74,063
Issuance of additional exchange shares		$ 17,264	(17,264)
Issuance of additional exchange shares, shares		17,263,889
Issuance of common stock pursuant to conversion of Preferred Series B Stock conversions	$ (2)	$ 513	(511)
Issuance of common stock pursuant to conversion of Preferred Series B Stock conversions, shares	(2,050)	512,500
Issuance of common stock pursuant to conversion of short-term debt and accrued interest		$ 2	665			667
Issuance of common stock pursuant to conversion of short-term debt and accrued interest, shares		1,667
Issuance of common stock in exchange for consulting fees incurred		$ 130	51,904			52,034
Issuance of common stock in exchange for consulting fees incurred, shares		130,085
Adjustment of exercise price on certain warrants			404,384	(404,384)
Beneficial conversion on Preferred Series B Stock			32,592	(32,592)
Stock based compensation			89,043			89,043
Dividends payable			(24,639)			(24,639)
Net loss				(3,694,816)		(3,694,816)
Ending Balance at Mar. 31, 2019	$ 7	$ 94,037	17,610,529	(8,183,420)	(370,132)	9,151,021
Ending Balance, shares at Mar. 31, 2019	7,200	94,036,746
Beginning Balance at Dec. 31, 2018		$ 33,661	3,566,339	(9,296,408)	(370,132)	(6,066,540)
Beginning Balance, Shares at Dec. 31, 2018		33,661,388
Issuance of common stock in connection with private placement offering		$ 17,700	4,402,087			4,419,787
Issuance of common stock in connection with private placement offering, shares		17,700,000
Issuance of warrants in connection with private placement offering			2,663,797			2,663,797
Issuance of common stock pursuant to conversion of short-term debt		$ 500	125,437			125,937
Issuance of common stock pursuant to conversion of short-term debt, shares		500,000
Issuance of warrants pursuant to conversion of short-term debt			74,063			74,063
Issuance of additional exchange shares		$ 17,264	(17,264)
Issuance of additional exchange shares, shares		17,263,889
Issuance of common stock in exchange for consulting fees incurred		$ 280	95,253			95,533
Issuance of common stock in exchange for consulting fees incurred, shares		280,085
Stock based compensation			94,828			94,828
Issuance of warrants pursuant to short-term notes, related party			56,378			56,378
Deemed dividend on Series D Convertible Preferred Stock			(60,493)	(3,130,146)		(3,190,639)
Issuance of warrants pursuant to private placement of Series D Convertible Preferred Stock			1,893,006			1,893,006
Accrued dividends on Series B Convertible Preferred Stock			(84,939)			(84,939)
Purchase accounting adjustments	$ 9	$ 24,717	12,657,182			12,681,908
Purchase accounting adjustments, shares	9,250	24,717,270
Adjustment for assets and liabilities not included in Merger				5,258,300		5,258,300
Finance costs on issuance of Series B Convertible Preferred Stock and related warrants			(132,513)			(132,513)
Issuance of common stock pursuant to conversion of convertible short-term debt		$ 250	99,750			100,000
Issuance of common stock pursuant to conversion of convertible short-term debt, shares		250,000
Issuance of common stock pursuant to warrant exchange		$ 403	72,160			72,563
Issuance of common stock pursuant to warrant exchange,shares		403,125
Conversion of Preferred Series B Stock	$ (2)	$ 716	(714)
Conversion of Preferred Series B Stock, shares	(2,650)	715,279
Repurchase of Series B Convertible Preferred Stock	$ (1)		(49,999)			(50,000)
Repurchase of Series B Convertible Preferred Stock, shares	(500)
Issuance of common stock to pay accrued dividends on Series B Convertible Preferred Stock		$ 50	19,376			19,426
Issuance of common stock to pay accrued dividends on Series B Convertible Preferred Stock, shares		50,367
Issuance of common stock to pay accrued interest on convertible short-term debt		$ 2	665			667
Issuance of common stock to pay accrued interest on convertible short-term debt, shares		1,667
Deemed dividend on adjustment to exercise price on convertible debt and certain warrants			287,542	287,542
Deemed dividend on beneficial conversion features			32,592	(32,592)
Issuance of common stock per restricted stock award to executive (Note 9)		$ 4,226	1,686,028			1,690,254
Issuance of common stock per restricted stock award to executive (Note 9), shares		4,225,634
Issuance of warrants pursuant to extension of maturity date on convertible debt			106,158			106,158
Beneficial conversion of Series D Convertible Preferred Stock			623,045			623,045
Finance costs on issuance of Series D Convertible Preferred Stock and related warrants			(37,618)	(66,265)		(103,883)
Net loss				(29,807,878)		(29,807,878)
Ending Balance at Dec. 31, 2019	$ 6	$ 99,769	28,172,146	(37,362,531)	(370,132)	(9,460,742)
Ending Balance, shares at Dec. 31, 2019	6,100	99,768,704
Issuance of common stock in exchange for consulting fees incurred		$ 109	34,891			35,000
Issuance of common stock in exchange for consulting fees incurred, shares		109,375
Stock based compensation			643			643
Issuance of warrants pursuant to short-term notes, related party			17,636			17,636
Deemed dividend on Series D Convertible Preferred Stock			(120,940)	(37,207)		(158,147)
Issuance of warrants pursuant to private placement of Series D Convertible Preferred Stock			31,902			31,902
Accrued dividends on Series B Convertible Preferred Stock			(18,300)			(18,300)
Net loss				(2,416,228)		(2,416,228)
Ending Balance at Mar. 31, 2020	$ 6	$ 99,878	$ 28,117,978	$ (39,815,966)	$ (370,132)	$ (11,968,236)
Ending Balance, shares at Mar. 31, 2020	6,100	99,878,079